PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 635,864	¥ 275,021
Less: accumulated depreciation	(198,527)	(147,157)
Property and equipment, net	437,337	127,864
Office Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	281,541
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	18,078	10,510
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	271,862	211,385
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 64,383	¥ 53,126